Inventories (Details) - Schedule of Inventories - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Line Items]
Total inventories	R$ 6,664	R$ 6,467
Stores [Member]
Schedule of Inventories [Line Items]
Total inventories	6,033	5,914
Distribution centers [Member]
Schedule of Inventories [Line Items]
Total inventories	1,237	1,139
Commercial agreements [Member]
Schedule of Inventories [Line Items]
Total inventories	(525)	(518)
Allowance for loss on inventory losses and damages [Member]
Schedule of Inventories [Line Items]
Total inventories	R$ (81)	R$ (68)